Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 1,049,300
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	309,800
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	(7,600)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	(15,100)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	318,300
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	1,360,500
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	294,700
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	(1,360,500)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	(294,700)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	$ 0